INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 62,078	$ 82,915
Changes resulting from:
Property acquisitions	3,206	8,010
Acquisitions from business combinations	361	0
Capital expenditures	1,120	2,134
Property dispositions	(2,539)	(1,602)
Fair value (losses) gains, net	(163)	(506)
Foreign currency translation	914	(1,391)
Transfers between commercial properties and commercial developments	0	0
Deconsolidation, Investment Property	(3,613)	0
Reclassification to assets held for sale and other changes	(4,430)	(2,615)
Reclassification of BSREP IV investments to assets held for sale	0	(24,867)
Balance, end of year	56,934	62,078	$ 82,915
Current lease liabilities	177	37
Non-current lease liabilities	842	784
Investment property
Changes resulting from:
Current lease liabilities	162	29
Non-current lease liabilities	717	695
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	60,093	77,699
Changes resulting from:
Property acquisitions	2,977	7,775
Acquisitions from business combinations	361	0
Capital expenditures	710	832
Property dispositions	(2,501)	(1,602)
Fair value (losses) gains, net	(318)	(883)	(1,410)
Foreign currency translation	846	(1,351)
Transfers between commercial properties and commercial developments	414	445
Deconsolidation, Investment Property	(3,485)	0
Reclassification to assets held for sale and other changes	(4,425)	(2,601)
Reclassification of BSREP IV investments to assets held for sale	0	(20,221)
Balance, end of year	54,672	60,093	77,699
Right-of-use assets	903	705
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	1,985	5,216
Changes resulting from:
Property acquisitions	229	235
Acquisitions from business combinations	0	0
Capital expenditures	410	1,302
Property dispositions	(38)	0
Fair value (losses) gains, net	155	377	92
Foreign currency translation	68	(40)
Transfers between commercial properties and commercial developments	(414)	(445)
Deconsolidation, Investment Property	(128)	0
Reclassification to assets held for sale and other changes	(5)	(14)
Reclassification of BSREP IV investments to assets held for sale	0	(4,646)
Balance, end of year	2,262	1,985	$ 5,216
Right-of-use assets	$ 24	$ 22